Consolidated Statements of Financial Position - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Current Assets
Cash and cash equivalents	$ 220.5	$ 182.8
Equity securities (note 15)	43.7	22.8
Amounts receivable (note 5)	34.7	37.4
Current tax assets, current	0.0	4.6
Inventory (note 6)	148.5	126.9
Other current assets	26.0	19.8
Total Current Assets	473.4	394.3
Non-Current Assets
Long-term inventory (note 6)	17.9	25.7
Mineral property, plant and equipment (note 7)	3,101.3	2,933.4
Other non-current assets	43.9	43.1
Total Assets	3,636.5	3,396.5
Current Liabilities
Accounts payable and accrued liabilities (note 8)	131.4	127.3
Income taxes payable	15.5	0.0
Total Current Liabilities	146.9	127.3
Non-Current Liabilities
Deferred income taxes (note 10)	559.9	513.7
Decommissioning liabilities (note 9)	75.2	57.1
Other non-current liabilities	3.0	3.1
Total Liabilities	785.0	701.2
E Q U I T Y
Share capital (note 11)	3,702.9	3,693.3
Contributed surplus	88.5	90.7
Accumulated other comprehensive income (loss)	18.2	(0.2)
Deficit	(958.1)	(1,088.5)
Total Equity	2,851.5	2,695.3
Total Liabilities and Equity	$ 3,636.5	$ 3,396.5